UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2015

DATE OF REPORTING PERIOD: July 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (56.7%)
	Consumer Discretionary (11.7%)
1,772,000	Altice, SA*µ^ 7.750%, 05/15/22	$1,779,753
689,000	Argos Merger Sub, Inc.* 7.125%, 03/15/23	729,048
2,707,000	CCO Safari II, LLC* 4.908%, 07/23/25	2,710,384
3,485,000	Century Communities, Inc.µ 6.875%, 05/15/22	3,386,984
6,725,000	Cooper Tire & Rubber Companyµ^ 8.000%, 12/15/19	7,616,062
5,953,000	Dana Holding Corp.µ^ 6.750%, 02/15/21	6,269,253
6,398,000	DISH DBS Corp.µ 7.875%, 09/01/19	7,161,761
4,823,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	5,037,021
1,772,000	GameStop Corp.*µ 5.500%, 10/01/19	1,847,310
2,718,000	Golden Nugget Escrow, Inc.* 8.500%, 12/01/21	2,836,913
1,024,000	Goodyear Tire & Rubber Companyµ^ 8.250%, 08/15/20	1,071,360
5,413,000	Hasbro, Inc.µ 6.600%, 07/15/28	6,257,266
	L Brands, Inc.
2,953,000	7.600%, 07/15/37	3,312,897
1,181,000	5.625%, 02/15/22µ	1,265,884
851,000	6.950%, 03/01/33µ	890,359
1,619,000	Liberty Interactive, LLCµ^ 8.250%, 02/01/30	1,711,081
	Meritage Homes Corp.µ
4,035,000	7.150%, 04/15/20	4,362,844
2,151,000	7.000%, 04/01/22	2,298,881
2,067,000	NCL Corp., Ltd. - Class Cµ 5.000%, 02/15/18	2,109,632
3,204,000	Netflix, Inc.µ 5.375%, 02/01/21	3,350,182
3,346,000	Numericable-SFR SAS*µ 6.000%, 05/15/22	3,408,737
3,041,000	Outerwall, Inc.µ 6.000%, 03/15/19	3,077,112
2,756,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	2,774,948
2,234,000	Reliance Intermediate Holdings, LP*µ 6.500%, 04/01/23	2,326,153
2,958,000	Royal Caribbean Cruises, Ltd.µ^ 7.500%, 10/15/27	3,444,221
	Ryland Group, Inc.µ
5,906,000	6.625%, 05/01/20	6,596,264
1,654,000	5.375%, 10/01/22	1,677,776
4,183,000	Service Corp. Internationalµ 7.500%, 04/01/27	4,799,992
3,228,000	Six Flags Entertainment Corp.*µ 5.250%, 01/15/21	3,330,892
3,171,000	Taylor Morrison Communities, Inc.*µ 5.250%, 04/15/21	3,178,928
3,543,000	Time, Inc.*µ 5.750%, 04/15/22	3,403,494

PRINCIPAL AMOUNT		VALUE

	Toll Brothers Finance Corp.µ
4,972,000	5.625%, 01/15/24	$5,276,535
1,329,000	4.000%, 12/31/18	1,368,039
	ZF North America Capital, Inc.*
2,116,000	4.750%, 04/29/25	2,067,068
492,000	4.500%, 04/29/22	484,620

		113,219,654

	Consumer Staples (2.6%)
1,378,000	Alphabet Holding Company, Inc. 7.750%, 11/01/17	1,386,613
4,035,000	Fidelity & Guaranty Life Holdings, Inc.* 6.375%, 04/01/21	4,251,881
6,472,000	JBS USA, LLC* 7.250%, 06/01/21	6,819,870
5,906,000	Land O’Lakes, Inc.*µ 6.000%, 11/15/22	6,323,111
3,010,000	Post Holdings, Inc.µ 7.375%, 02/15/22	3,085,250
3,543,000	Smithfield Foods, Inc.µ 6.625%, 08/15/22	3,788,796

		25,655,521

	Energy (10.0%)
3,673,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	3,450,324
	Berry Petroleum Company, LLCµ
2,953,000	6.375%, 09/15/22	2,063,409
886,000	6.750%, 11/01/20	636,813
1,511,000	Bill Barrett Corp.µ^ 7.000%, 10/15/22	1,256,019
2,234,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.*µ 6.125%, 11/15/22	2,277,284
2,953,000	Bonanza Creek Energy, Inc.µ 6.750%, 04/15/21	2,587,566
3,199,000	Calfrac Holdings, LP*µ 7.500%, 12/01/20	2,649,172
	Calumet Specialty Products Partners, LP
3,248,000	7.625%, 01/15/22µ	3,292,660
806,000	6.500%, 04/15/21	793,910
	Carrizo Oil & Gas, Inc.
4,823,000	7.500%, 09/15/20µ^	4,844,101
1,526,000	6.250%, 04/15/23	1,463,052
6,831,000	Cimarex Energy Companyµ 5.875%, 05/01/22	7,254,283
7,579,000	Drill Rigs Holdings, Inc.*µ 6.500%, 10/01/17	6,058,463
920,000	Eclipse Resources Corp.* 8.875%, 07/15/23	865,950
	Energy Transfer Equity, LP
3,445,000	5.875%, 01/15/24µ	3,520,359
876,000	5.500%, 06/01/27^	863,955
5,512,000	Gulfmark Offshore, Inc.µ^ 6.375%, 03/15/22	4,068,545
2,441,000	Gulfport Energy Corp.µ^ 7.750%, 11/01/20	2,486,769
6,398,000	Laredo Petroleum, Inc.µ 7.375%, 05/01/22	6,509,965
1,476,000	Linn Energy, LLCµ 8.625%, 04/15/20	916,043

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

984,000	Linn Energy, LLC / Linn Energy Finance Corp.µ^ 6.500%, 05/15/19	$605,160
3,376,000	MarkWest Energy Partners, LPµ 4.875%, 06/01/25	3,274,720
	Oasis Petroleum, Inc.µ
4,587,000	6.500%, 11/01/21	4,214,306
1,476,000	6.875%, 01/15/23	1,340,392
2,530,000	Pacific Drilling, SA*µ 5.375%, 06/01/20	1,913,312
2,738,000	Petroleum Geo-Services, ASA*µ 7.375%, 12/15/18	2,556,607
1,431,000	Rice Energy, Inc.* 7.250%, 05/01/23	1,405,063
6,398,000	SEACOR Holdings, Inc.^ 7.375%, 10/01/19	6,689,909
1,644,000	Seventy Seven Operating, LLCµ 6.625%, 11/15/19	1,206,285
3,740,000	SM Energy Companyµ 6.500%, 11/15/21	3,758,700
3,987,000	Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	3,914,736
7,599,000	W&T Offshore, Inc. 8.500%, 06/15/19	4,654,387
3,061,000	Western Refining, Inc.µ 6.250%, 04/01/21	3,085,871

		96,478,090

	Financials (3.5%)
2,889,000	AON Corp.µ 8.205%, 01/01/27	3,676,253
2,502,000	Black Knight InfoServ, LLCµ 5.750%, 04/15/23	2,656,749
2,272,000	Brookfield Residential Properties, Inc.*^ 6.375%, 05/15/25	2,216,620
	DuPont Fabros Technology, LP
1,378,000	5.875%, 09/15/21µ	1,412,450
974,000	5.625%, 06/15/23	966,086
2,264,000	Equinix, Inc.µ 5.375%, 04/01/23	2,290,885
153,000	FelCor Lodging, LP* 6.000%, 06/01/25	157,494
2,830,000	First Cash Financial Services, Inc.µ 6.750%, 04/01/21	2,985,650
2,185,000	iStar Financial, Inc.µ 4.875%, 07/01/18	2,150,860
3,396,000	Jefferies Finance, LLC*µ 7.375%, 04/01/20	3,387,510
2,549,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	2,386,501
6,398,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	6,825,578
3,051,000	Quicken Loans, Inc.* 5.750%, 05/01/25	2,942,308

		34,054,944

	Health Care (5.5%)
4,528,000	Acadia Healthcare Company, Inc.*µ 5.625%, 02/15/23	4,612,900
3,642,000	Alere, Inc. 6.500%, 06/15/20	3,789,956

PRINCIPAL AMOUNT		VALUE

4,213,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	$4,492,111
3,642,000	DaVita HealthCare Partners, Inc.µ 5.125%, 07/15/24	3,669,315
	Endo International, PLC*‡
6,595,000	7.250%, 12/15/20µ	6,932,994
795,000	7.750%, 01/15/22	846,675
	HCA Holdings, Inc.µ
2,092,000	6.250%, 02/15/21	2,288,125
1,969,000	5.875%, 05/01/23	2,106,830
	Hologic, Inc.
3,942,000	6.250%, 08/01/20	4,065,187
1,265,000	5.250%, 07/15/22*	1,309,275
1,054,000	Surgical Care Affiliates, Inc.* 6.000%, 04/01/23	1,057,953
6,742,000	Tenet Healthcare Corp.µ 6.750%, 02/01/20	7,176,016
	Valeant Pharmaceuticals International, Inc.*^
7,382,000	7.000%, 10/01/20µ	7,681,894
2,264,000	7.250%, 07/15/22µ	2,395,595
231,000	5.875%, 05/15/23	239,518
1,083,000	VPII Escrow Corp.*µ 6.750%, 08/15/18	1,139,181

		53,803,525

	Industrials (8.7%)
5,167,000	ACCO Brands Corp.µ^ 6.750%, 04/30/20	5,467,332
6,890,000	Deluxe Corp.µ 6.000%, 11/15/20	7,281,869
3,169,000	DigitalGlobe, Inc.*µ 5.250%, 02/01/21	3,050,162
6,130,000	Dycom Investments, Inc. 7.125%, 01/15/21	6,432,669
3,071,000	Edgen Murray Corp.*µ 8.750%, 11/01/20	3,332,035
2,648,000	Garda World Security Corp.* 7.250%, 11/15/21	2,512,290
3,125,000	GrafTech International, Ltd.µ 6.375%, 11/15/20	2,832,031
5,473,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	5,510,627
	Icahn Enterprises, LPµ
4,644,000	5.875%, 02/01/22	4,818,150
2,598,000	6.000%, 08/01/20	2,740,890
610,000	4.875%, 03/15/19	629,062
3,445,000	Manitowoc Company, Inc.µ 8.500%, 11/01/20	3,628,016
	Meritor, Inc.
2,021,000	6.250%, 02/15/24	2,024,789
1,782,000	6.750%, 06/15/21µ	1,839,915
	Michael Baker International, LLC*µ
2,953,000	8.250%, 10/15/18	2,853,336
1,748,000	8.875%, 04/15/19	1,483,615
3,307,000	Navistar International Corp.^ 8.250%, 11/01/21	3,114,781
1,874,000	Nortek, Inc.µ 8.500%, 04/15/21	2,007,522
866,000	Summit Materials, LLC / Summit Materials Finance Corp.* 6.125%, 07/15/23	864,917
5,374,000	Terex Corp.µ 6.000%, 05/15/21	5,414,305

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,461,000	Titan International, Inc.µ 6.875%, 10/01/20	$2,162,604
2,608,000	TransDigm, Inc. 5.500%, 10/15/20	2,611,260
2,559,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	2,694,947
	United Rentals North America, Inc.µ
6,398,000	7.625%, 04/15/22	6,977,819
1,673,000	6.125%, 06/15/23	1,724,236

		84,009,179

	Information Technology (5.9%)
3,740,000	Activision Blizzard, Inc.*µ 5.625%, 09/15/21	3,934,013
	Amkor Technology, Inc.µ^
3,652,000	6.375%, 10/01/22	3,483,095
2,893,000	6.625%, 06/01/21	2,844,181
9,351,000	Belden, Inc.*µ 5.500%, 09/01/22	9,374,377
2,953,000	Cardtronics, Inc. 5.125%, 08/01/22	2,917,933
2,201,000	CommScope Technologies Finance, LLC* 6.000%, 06/15/25	2,174,863
7,874,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	8,710,612
7,874,000	J2 Global, Inc.µ 8.000%, 08/01/20	8,479,314
3,602,000	Nuance Communications, Inc.*µ 5.375%, 08/15/20	3,680,794
1,969,000	NXP Semiconductors, NV*µ 5.750%, 02/15/21	2,051,452
4,985,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	5,150,128
3,839,000	ViaSat, Inc.µ 6.875%, 06/15/20	4,066,941

		56,867,703

	Materials (4.1%)
3,642,000	ArcelorMittal, SA 6.125%, 06/01/25	3,480,386
1,574,000	Chemtura Corp.µ 5.750%, 07/15/21	1,599,578
	First Quantum Minerals, Ltd.*µ
1,839,000	7.000%, 02/15/21	1,403,387
1,839,000	6.750%, 02/15/20	1,436,719
	FMG Resources (August 2006) Pty, Ltd.*^
1,673,000	8.250%, 11/01/19	1,226,518
955,000	9.750%, 03/01/22	879,197
6,772,000	Greif, Inc.µ 7.750%, 08/01/19	7,559,245
	INEOS Group Holdings, SA*µ^
2,756,000	6.125%, 08/15/18	2,805,953
1,378,000	5.875%, 02/15/19	1,391,780
	New Gold, Inc.*µ
5,413,000	7.000%, 04/15/20^	5,308,123
1,467,000	6.250%, 11/15/22	1,318,466
2,608,000	PH Glatfelter Companyµ^ 5.375%, 10/15/20	2,691,130
1,024,000	Sealed Air Corp.*µ 5.250%, 04/01/23	1,045,760
4,577,000	Trinseo Materials Operating, SCA* 6.750%, 05/01/22	4,619,909

PRINCIPAL AMOUNT		VALUE

3,061,000	United States Steel Corp.µ 6.875%, 04/01/21	$2,875,427

		39,641,578

	Telecommunication Services (3.6%)
2,415,000	CenturyLink, Inc.µ 6.750%, 12/01/23	2,425,638
	Frontier Communications Corp.µ
3,163,000	7.625%, 04/15/24	2,872,400
325,000	6.875%, 01/15/25	276,859
	Intelsat, SA^
6,240,000	7.750%, 06/01/21	5,007,600
453,000	8.125%, 06/01/23	363,249
2,608,000	SBA Communications Corp.µ 5.625%, 10/01/19	2,746,550
	Sprint Corp.
13,233,000	7.875%, 09/15/23	12,711,951
1,663,000	7.125%, 06/15/24µ	1,527,881
1,161,000	7.250%, 09/15/21µ	1,113,834
5,551,000	T-Mobile USA, Inc.µ 6.625%, 04/01/23	5,915,285

		34,961,247

	Utilities (1.1%)
2,018,000	AES Corp.µ 7.375%, 07/01/21	2,222,322
5,684,000	AmeriGas Finance Corp.µ^ 7.000%, 05/20/22	6,067,670
2,578,000	Calpine Corp.*µ 7.875%, 01/15/23	2,764,905

		11,054,897

	TOTAL CORPORATE BONDS (Cost $552,481,368)	549,746,338

CONVERTIBLE BONDS (53.8%)
	Consumer Discretionary (9.8%)
2,200,000	Iconix Brand Group, Inc.µ^ 2.500%, 06/01/16	2,177,109
	Jarden Corp.µ^
9,000,000	1.125%, 03/15/34	11,144,835
6,800,000	1.500%, 06/15/19	10,022,588
19,150,000	Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	31,873,930
5,699,000	Liberty Media Corp.µ^ 1.375%, 10/15/23	5,532,390
9,852,000	Priceline Group, Inc.µ^ 1.000%, 03/15/18	13,794,278
5,600,000	Standard Pacific Corp.µ^ 1.250%, 08/01/32	6,880,944
13,675,000	Tesla Motors, Inc.µ^ 1.250%, 03/01/21	13,376,338

		94,802,412

	Energy (1.8%)
8,770,000	Chesapeake Energy Corp. 2.250%, 12/15/38	7,136,938
12,200,000	Whiting Petroleum Corp.* 1.250%, 04/01/20	10,637,058

		17,773,996

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Financials (3.8%)
		Ares Capital Corp.µ^
8,200,000		4.750%, 01/15/18	$8,424,147
4,500,000		5.750%, 02/01/16	4,576,433
1,800,000	EUR	Azimut Holding, S.p.A.µ 2.125%, 11/25/20	2,346,895
4,000,000		IAS Operating Partnership, LP*µ 5.000%, 03/15/18	3,841,860
5,000,000		MGIC Investment Corp.µ^ 2.000%, 04/01/20	8,230,025
4,800,000		Spirit Realty Capital, Inc.µ 2.875%, 05/15/19	4,594,440
4,600,000		Starwood Property Trust, Inc.µ 4.550%, 03/01/18	4,819,604

			36,833,404

		Health Care (12.2%)
5,795,000		Acorda Therapeutics, Inc.µ^ 1.750%, 06/15/21	5,990,958
6,375,000		BioMarin Pharmaceutical, Inc.µ^ 1.500%, 10/15/20	10,753,605
6,600,000		Cepheidµ^ 1.250%, 02/01/21	7,293,792
5,048,000		Depomed, Inc.µ 2.500%, 09/01/21	8,840,184
3,500,000		Emergent Biosolutions, Inc.µ^ 2.875%, 01/15/21	4,331,232
680,000		Gilead Sciences, Inc.µ 1.625%, 05/01/16	3,526,817
3,100,000		Hologic, Inc.µ^‡ 2.000%, 12/15/37	5,660,491
5,862,000		Horizon Pharma Investment, Ltd.* 2.500%, 03/15/22	8,461,123
		Illumina, Inc.µ^
7,400,000		0.000%, 06/15/19	8,635,208
7,250,000		0.500%, 06/15/21	8,912,099
3,520,000		Impax Laboratories, Inc.* 2.000%, 06/15/22	3,635,104
1,610,000		Incyte Corp.µ 1.250%, 11/15/20	3,353,928
5,950,000		Isis Pharmaceuticals, Inc.*µ 1.000%, 11/15/21	6,345,794
3,700,000		Jazz Pharmaceuticals, PLC*^ 1.875%, 08/15/21	4,515,054
3,943,000		Medidata Solutions, Inc.µ^ 1.000%, 08/01/18	4,692,702
		Molina Healthcare, Inc.µ
4,400,000		1.625%, 08/15/44^	6,126,296
3,520,000		1.625%, 08/15/44*	4,894,014
900,000		Mylan, Inc.µ 3.750%, 09/15/15	3,917,921
2,800,000		NuVasive, Inc. 2.750%, 07/01/17	3,930,766
4,382,000		Wright Medical Group, Inc.*µ^ 2.000%, 02/15/20	4,626,954

			118,444,042

		Industrials (0.7%)
2,258,000		Air Lease Corp.µ 3.875%, 12/01/18	3,098,552
3,500,000		Echo Global Logistics, Inc. 2.500%, 05/01/20	3,748,587

			6,847,139

PRINCIPAL AMOUNT		VALUE

	Information Technology (24.2%)
3,100,000	CalAmp Corp.* 1.625%, 05/15/20	$2,883,357
3,700,000	Citrix Systems, Inc.µ^ 0.500%, 04/15/19	3,980,405
5,680,000	Euronet Worldwide, Inc.*µ^ 1.500%, 10/01/44	6,652,814
3,000,000	Finisar Corp. 0.500%, 12/15/33	2,865,690
	FireEye, Inc.*
8,900,000	1.000%, 06/01/35	9,256,623
5,334,000	1.625%, 06/01/35	5,542,319
3,600,000	HomeAway, Inc.^ 0.125%, 04/01/19	3,422,502
10,800,000	Intel Corp.µ^ 3.250%, 08/01/39	15,662,970
7,300,000	LinkedIn Corp.*µ 0.500%, 11/01/19	7,354,494
4,400,000	Mentor Graphics Corp.µ 4.000%, 04/01/31	5,863,440
10,300,000	Microchip Technology, Inc.* 1.625%, 02/15/25	9,705,072
	Micron Technology, Inc.µ
3,250,000	2.125%, 02/15/33	5,793,450
1,500,000	1.625%, 02/15/33	2,642,963
2,500,000	Novellus Systems, Inc.µ^ 2.625%, 05/15/41	5,647,162
9,550,000	NVIDIA Corp. 1.000%, 12/01/18	10,967,172
3,800,000	NXP Semiconductors, NV* 1.000%, 12/01/19	4,458,198
	ON Semiconductor Corp.
7,000,000	1.000%, 12/01/20*^	6,757,380
5,400,000	2.625%, 12/15/26µ	6,350,130
1,737,000	Palo Alto Networks, Inc. 0.000%, 07/01/19	3,010,733
3,500,000	Proofpoint, Inc.* 0.750%, 06/15/20	3,864,753
2,619,000	Rovi Corp.*µ^ 0.500%, 03/01/20	2,175,682
9,700,000	Salesforce.com, Inc.µ^ 0.250%, 04/01/18	12,217,392
19,200,000	SanDisk Corp.µ^ 0.500%, 10/15/20	19,189,920
6,680,000	ServiceNow, Inc.µ^ 0.000%, 11/01/18	8,264,897
	SunEdison, Inc.^
11,825,000	0.250%, 01/15/20*µ	12,234,500
4,300,000	2.625%, 06/01/23*	3,896,617
1,750,000	2.000%, 10/01/18µ	2,934,173
5,725,000	SunPower Corp.µ 0.750%, 06/01/18	7,113,484
3,525,000	Synchronoss Technologies, Inc.µ 0.750%, 08/15/19	4,078,654
	Take-Two Interactive Software, Inc.
2,900,000	1.000%, 07/01/18µ^	4,452,312
2,000,000	1.750%, 12/01/16	3,346,510
	Twitter, Inc.*µ^
12,050,000	1.000%, 09/15/21	10,429,998
3,450,000	0.250%, 09/15/19	3,036,259
4,000,000	Verint Systems, Inc.µ^ 1.500%, 06/01/21	4,447,340
5,650,000	Workday, Inc.µ^ 0.750%, 07/15/18	6,748,529

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

7,400,000	Yahoo!, Inc.µ 0.000%, 12/01/18	$7,570,422

		234,818,316

	Materials (0.9%)
5,390,000	Cemex, SAB de CV 3.720%, 03/15/20	5,558,411
3,200,000	RTI International Metals, Inc.µ 1.625%, 10/15/19	3,395,232

		8,953,643

	Utilities (0.4%)
3,500,000	NRG Yield, Inc.* 3.250%, 06/01/20	3,342,570

	TOTAL CONVERTIBLE BONDS (Cost $494,299,707)	521,815,522

U.S. GOVERNMENT AND AGENCY SECURITY (0.1%)
541,000	United States Treasury Note~ 0.250%, 12/15/15 (Cost $540,920)	541,264

SYNTHETIC CONVERTIBLE SECURITIES (1.1%)¤
Corporate Bonds (0.9%)
	Consumer Discretionary (0.2%)
28,000	Altice, SA*µ^ 7.750%, 05/15/22	28,123
11,000	Argos Merger Sub, Inc.* 7.125%, 03/15/23	11,639
43,000	CCO Safari II, LLC* 4.908%, 07/23/25	43,054
56,000	Century Communities, Inc.µ 6.875%, 05/15/22	54,425
108,000	Cooper Tire & Rubber Companyµ^ 8.000%, 12/15/19	122,310
95,000	Dana Holding Corp.µ^ 6.750%, 02/15/21	100,047
102,000	DISH DBS Corp.µ 7.875%, 09/01/19	114,176
77,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	80,417
28,000	GameStop Corp.*µ 5.500%, 10/01/19	29,190
43,000	Golden Nugget Escrow, Inc.* 8.500%, 12/01/21	44,881
16,000	Goodyear Tire & Rubber Companyµ^ 8.250%, 08/15/20	16,740
87,000	Hasbro, Inc.µ 6.600%, 07/15/28	100,569
	L Brands, Inc.
47,000	7.600%, 07/15/37	52,728
19,000	5.625%, 02/15/22µ	20,366
14,000	6.950%, 03/01/33µ	14,648
26,000	Liberty Interactive, LLCµ^ 8.250%, 02/01/30	27,479
	Meritage Homes Corp.µ
65,000	7.150%, 04/15/20	70,281
34,000	7.000%, 04/01/22	36,337
33,000	NCL Corp., Ltd. - Class Cµ 5.000%, 02/15/18	33,681

PRINCIPAL AMOUNT		VALUE

51,000	Netflix, Inc.µ 5.375%, 02/01/21	$53,327
54,000	Numericable-SFR SAS*µ 6.000%, 05/15/22	55,012
49,000	Outerwall, Inc.µ 6.000%, 03/15/19	49,582
44,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	44,302
36,000	Reliance Intermediate Holdings, LP*µ 6.500%, 04/01/23	37,485
47,000	Royal Caribbean Cruises, Ltd.µ^ 7.500%, 10/15/27	54,726
	Ryland Group, Inc.µ
94,000	6.625%, 05/01/20	104,986
26,000	5.375%, 10/01/22	26,374
67,000	Service Corp. Internationalµ 7.500%, 04/01/27	76,882
52,000	Six Flags Entertainment Corp.*µ 5.250%, 01/15/21	53,657
51,000	Taylor Morrison Communities, Inc.*µ 5.250%, 04/15/21	51,127
57,000	Time, Inc.*µ 5.750%, 04/15/22	54,756
	Toll Brothers Finance Corp.µ
79,000	5.625%, 01/15/24	83,839
21,000	4.000%, 12/31/18	21,617
	ZF North America Capital, Inc.*
34,000	4.750%, 04/29/25	33,214
8,000	4.500%, 04/29/22	7,880

		1,809,857

	Consumer Staples (0.0%)
22,000	Alphabet Holding Company, Inc. 7.750%, 11/01/17	22,138
65,000	Fidelity & Guaranty Life Holdings, Inc.* 6.375%, 04/01/21	68,494
103,000	JBS USA, LLC* 7.250%, 06/01/21	108,536
94,000	Land O’Lakes, Inc.*µ 6.000%, 11/15/22	100,639
48,000	Post Holdings, Inc.µ 7.375%, 02/15/22	49,200
57,000	Smithfield Foods, Inc.µ 6.625%, 08/15/22	60,954

		409,961

	Energy (0.1%)
59,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	55,423
	Berry Petroleum Company, LLCµ
47,000	6.375%, 09/15/22	32,841
14,000	6.750%, 11/01/20	10,063
24,000	Bill Barrett Corp.µ^ 7.000%, 10/15/22	19,950
36,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.*µ 6.125%, 11/15/22	36,697
47,000	Bonanza Creek Energy, Inc.µ 6.750%, 04/15/21	41,184
51,000	Calfrac Holdings, LP*µ 7.500%, 12/01/20	42,234

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Calumet Specialty Products Partners, LP
52,000	7.625%, 01/15/22µ	$52,715
13,000	6.500%, 04/15/21	12,805
	Carrizo Oil & Gas, Inc.
77,000	7.500%, 09/15/20µ^	77,337
24,000	6.250%, 04/15/23	23,010
109,000	Cimarex Energy Companyµ 5.875%, 05/01/22	115,754
121,000	Drill Rigs Holdings, Inc.*µ 6.500%, 10/01/17	96,724
15,000	Eclipse Resources Corp.* 8.875%, 07/15/23	14,119
	Energy Transfer Equity, LP
55,000	5.875%, 01/15/24µ	56,203
14,000	5.500%, 06/01/27^	13,808
88,000	Gulfmark Offshore, Inc.µ^ 6.375%, 03/15/22	64,955
39,000	Gulfport Energy Corp.µ^ 7.750%, 11/01/20	39,731
102,000	Laredo Petroleum, Inc.µ 7.375%, 05/01/22	103,785
24,000	Linn Energy, LLCµ 8.625%, 04/15/20	14,895
16,000	Linn Energy, LLC / Linn Energy Finance Corp.µ^ 6.500%, 05/15/19	9,840
54,000	MarkWest Energy Partners, LPµ 4.875%, 06/01/25	52,380
	Oasis Petroleum, Inc.µ
73,000	6.500%, 11/01/21	67,069
24,000	6.875%, 01/15/23	21,795
40,000	Pacific Drilling, SA*µ 5.375%, 06/01/20	30,250
44,000	Petroleum Geo-Services, ASA*µ 7.375%, 12/15/18	41,085
23,000	Rice Energy, Inc.* 7.250%, 05/01/23	22,583
102,000	SEACOR Holdings, Inc.^ 7.375%, 10/01/19	106,654
26,000	Seventy Seven Operating, LLCµ 6.625%, 11/15/19	19,078
60,000	SM Energy Companyµ 6.500%, 11/15/21	60,300
64,000	Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	62,840
122,000	W&T Offshore, Inc. 8.500%, 06/15/19	74,725
49,000	Western Refining, Inc.µ 6.250%, 04/01/21	49,398

		1,542,230

	Financials (0.1%)
46,000	AON Corp.µ 8.205%, 01/01/27	58,535
40,000	Black Knight InfoServ, LLCµ 5.750%, 04/15/23	42,474
36,000	Brookfield Residential Properties, Inc.*^ 6.375%, 05/15/25	35,123
	DuPont Fabros Technology, LP
22,000	5.875%, 09/15/21µ	22,550
16,000	5.625%, 06/15/23	15,870
36,000	Equinix, Inc.µ 5.375%, 04/01/23	36,427

PRINCIPAL AMOUNT		VALUE

2,000	FelCor Lodging, LP* 6.000%, 06/01/25	$2,059
45,000	First Cash Financial Services, Inc.µ 6.750%, 04/01/21	47,475
35,000	iStar Financial, Inc.µ 4.875%, 07/01/18	34,453
54,000	Jefferies Finance, LLC*µ 7.375%, 04/01/20	53,865
41,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	38,386
102,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	108,817
49,000	Quicken Loans, Inc.* 5.750%, 05/01/25	47,254

		543,288

	Health Care (0.1%)
72,000	Acadia Healthcare Company, Inc.*µ 5.625%, 02/15/23	73,350
58,000	Alere, Inc. 6.500%, 06/15/20	60,356
67,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	71,439
58,000	DaVita HealthCare Partners, Inc.µ 5.125%, 07/15/24	58,435
	Endo International, PLC*‡
105,000	7.250%, 12/15/20µ	110,381
13,000	7.750%, 01/15/22	13,845
	HCA Holdings, Inc.µ
33,000	6.250%, 02/15/21	36,094
31,000	5.875%, 05/01/23	33,170
	Hologic, Inc.
63,000	6.250%, 08/01/20	64,969
20,000	5.250%, 07/15/22*	20,700
17,000	Surgical Care Affiliates, Inc.* 6.000%, 04/01/23	17,064
108,000	Tenet Healthcare Corp.µ 6.750%, 02/01/20	114,952
	Valeant Pharmaceuticals International, Inc.*^
118,000	7.000%, 10/01/20µ	122,794
36,000	7.250%, 07/15/22µ	38,092
4,000	5.875%, 05/15/23	4,148
17,000	VPII Escrow Corp.*µ 6.750%, 08/15/18	17,882

		857,671

	Industrials (0.1%)
83,000	ACCO Brands Corp.µ^ 6.750%, 04/30/20	87,824
110,000	Deluxe Corp.µ 6.000%, 11/15/20	116,256
51,000	DigitalGlobe, Inc.*µ 5.250%, 02/01/21	49,087
98,000	Dycom Investments, Inc. 7.125%, 01/15/21	102,839
49,000	Edgen Murray Corp.*µ 8.750%, 11/01/20	53,165
42,000	Garda World Security Corp.* 7.250%, 11/15/21	39,848
50,000	GrafTech International, Ltd.µ 6.375%, 11/15/20	45,312

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

87,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	$87,598
	Icahn Enterprises, LPµ
74,000	5.875%, 02/01/22	76,775
42,000	6.000%, 08/01/20	44,310
10,000	4.875%, 03/15/19	10,313
55,000	Manitowoc Company, Inc.µ 8.500%, 11/01/20	57,922
	Meritor, Inc.
32,000	6.250%, 02/15/24	32,060
28,000	6.750%, 06/15/21µ	28,910
	Michael Baker International, LLC*µ
47,000	8.250%, 10/15/18	45,414
28,000	8.875%, 04/15/19	23,765
53,000	Navistar International Corp.^ 8.250%, 11/01/21	49,919
30,000	Nortek, Inc.µ 8.500%, 04/15/21	32,138
14,000	Summit Materials, LLC / Summit Materials Finance Corp.* 6.125%, 07/15/23	13,983
86,000	Terex Corp.µ 6.000%, 05/15/21	86,645
39,000	Titan International, Inc.µ 6.875%, 10/01/20	34,271
42,000	TransDigm, Inc. 5.500%, 10/15/20	42,052
41,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	43,178
	United Rentals North America, Inc.µ
102,000	7.625%, 04/15/22	111,244
27,000	6.125%, 06/15/23	27,827

		1,342,655

	Information Technology (0.1%)
60,000	Activision Blizzard, Inc.*µ 5.625%, 09/15/21	63,113
	Amkor Technology, Inc.µ^
58,000	6.375%, 10/01/22	55,318
46,000	6.625%, 06/01/21	45,224
149,000	Belden, Inc.*µ 5.500%, 09/01/22	149,372
47,000	Cardtronics, Inc. 5.125%, 08/01/22	46,442
35,000	CommScope Technologies Finance, LLC* 6.000%, 06/15/25	34,584
126,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	139,387
126,000	J2 Global, Inc.µ 8.000%, 08/01/20	135,686
58,000	Nuance Communications, Inc.*µ 5.375%, 08/15/20	59,269
31,000	NXP Semiconductors, NV*µ 5.750%, 02/15/21	32,298
80,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	82,650
61,000	ViaSat, Inc.µ 6.875%, 06/15/20	64,622

		907,965

	Materials (0.1%)
58,000	ArcelorMittal, SA 6.125%, 06/01/25	55,426

PRINCIPAL AMOUNT		VALUE

25,000	Chemtura Corp.µ 5.750%, 07/15/21	$25,406
	First Quantum Minerals, Ltd.*µ
29,000	7.000%, 02/15/21	22,131
29,000	6.750%, 02/15/20	22,656
	FMG Resources (August 2006) Pty, Ltd.*^
27,000	8.250%, 11/01/19	19,794
15,000	9.750%, 03/01/22	13,809
108,000	Greif, Inc.µ 7.750%, 08/01/19	120,555
	INEOS Group Holdings, SA*µ^
44,000	6.125%, 08/15/18	44,798
22,000	5.875%, 02/15/19	22,220
	New Gold, Inc.*µ
87,000	7.000%, 04/15/20^	85,315
23,000	6.250%, 11/15/22	20,671
42,000	PH Glatfelter Companyµ^ 5.375%, 10/15/20	43,339
16,000	Sealed Air Corp.*µ 5.250%, 04/01/23	16,340
73,000	Trinseo Materials Operating, SCA* 6.750%, 05/01/22	73,685
49,000	United States Steel Corp.µ 6.875%, 04/01/21	46,029

		632,174

	Telecommunication Services (0.1%)
39,000	CenturyLink, Inc.µ 6.750%, 12/01/23	39,172
	Frontier Communications Corp.µ
51,000	7.625%, 04/15/24	46,314
5,000	6.875%, 01/15/25	4,259
	Intelsat, SA^
100,000	7.750%, 06/01/21	80,250
7,000	8.125%, 06/01/23	5,613
42,000	SBA Communications Corp.µ 5.625%, 10/01/19	44,231
	Sprint Corp.
212,000	7.875%, 09/15/23	203,653
27,000	7.125%, 06/15/24µ	24,806
19,000	7.250%, 09/15/21µ	18,228
89,000	T-Mobile USA, Inc.µ 6.625%, 04/01/23	94,841

		561,367

	Utilities (0.0%)
32,000	AES Corp.µ 7.375%, 07/01/21	35,240
91,000	AmeriGas Finance Corp.µ^ 7.000%, 05/20/22	97,142
41,000	Calpine Corp.*µ 7.875%, 01/15/23	43,973

		176,355

	TOTAL CORPORATE BONDS	8,783,523

U.S. Government and Agency Security (0.0%)
9,000	United States Treasury Note~ 0.250%, 12/15/15	9,004

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

Purchased Options (0.2%)#
	Consumer Discretionary (0.1%)
1,750	Lennar Corp. Call, 01/15/16, Strike $48.00	$1,220,625

	Information Technology (0.1%)
2,645	Xilinx, Inc. Call, 01/15/16, Strike $45.00	331,947

	TOTAL PURCHASED OPTIONS	1,552,572

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $10,442,719)	10,345,099

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (22.3%)
	Consumer Discretionary (0.7%)
51,300	Fiat Chrysler Automobiles, NV 7.875%	6,992,549

	Consumer Staples (1.9%)
62,000	Bunge, Ltd.µ 4.875%	6,417,000
34,250	Post Holdings, Inc. 5.250%	3,630,500
150,000	Tyson Foods, Inc. 4.750%	8,092,500

		18,140,000

	Energy (1.4%)
20,816	Chesapeake Energy Corp. 5.750%	10,681,058
76,400	Southwestern Energy Company 6.250%	3,285,200

		13,966,258

	Financials (4.8%)
227,300	Affiliated Managers Group, Inc.µ 5.150%	13,638,000
71,400	American Tower Corp. 5.250%	7,393,470
105,000	Crown Castle International Corp. 4.500%	10,858,050
143,750	Health Care REIT, Inc. 6.500%	8,955,625
116,667	Weyerhaeuser Company 6.375%	5,994,350

		46,839,495

	Health Care (6.3%)
24,000	Allergan PLC 5.500%	26,691,120
54,765	Amsurg Corp. 5.250%	7,544,426
524,590	Anthem, Inc. 5.250%	26,890,484

		61,126,030

NUMBER OF SHARES		VALUE

	Industrials (2.5%)
34,500	Genesee & Wyoming, Inc. 5.000%	$3,433,612
	Stanley Black & Decker, Inc.µ
102,760	4.750%	14,834,434
18,250	6.250%^	2,178,685
65,000	United Technologies Corp. 7.500%	3,344,900

		23,791,631

	Materials (0.3%)
77,000	Alcoa, Inc.^ 5.375%	2,778,160

	Telecommunication Services (2.1%)
64,153	Frontier Communications Corp. 11.125%	6,270,956
144,000	Intelsat, SA^ 5.750%	3,903,840
138,600	T-Mobile USA, Inc. 5.500%	9,868,320

		20,043,116

	Utilities (2.3%)
66,876	Dominion Resources, Inc.µ 6.375%	3,375,901
145,000	Exelon Corp. 6.500%	6,777,300
208,000	NextEra Energy, Inc.^ 5.799%	12,059,840

		22,213,041

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $221,388,155)	215,890,280

COMMON STOCKS (2.4%)
	Financials (0.4%)
17,300	American International Group, Inc.µ	1,109,276
215,000	Och-Ziff Capital Management Group, LLC - Class Aµ	2,491,850

		3,601,126

	Health Care (2.0%)
165,000	Gilead Sciences, Inc.µ^	19,446,900

	TOTAL COMMON STOCKS (Cost $21,199,428)	23,048,026

SHORT TERM INVESTMENT (3.7%)
36,005,551	Fidelity Prime Money Market Fund - Institutional Class (Cost $36,005,551)	36,005,551

TOTAL INVESTMENTS (140.1%) (Cost $1,336,357,848)		1,357,392,080

LIABILITIES, LESS OTHER ASSETS (-40.1%)		(388,228,139)

NET ASSETS (100.0%)		$969,163,941

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for notes payable aggregating a total value of $753,171,150. $187,357,835 of the collateral has been re-registered by the counterparty, BNP (see Note 3 — Borrowings).
^	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2015.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral for swaps. The aggregate value of such securities is $550,268.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

INTEREST RATE SWAP

COUNTERPARTY	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
BNP Paribas, SA	1.160% quarterly	3 month LIBOR	04/19/17	$68,000,000	$(467,446)

					$(467,446)

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003. The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities and under normal circumstances, the Fund will invest at least 20% of its managed assets in convertible securities and at least 20% of its managed assets in below investment grade (high yield/high risk) non-convertible debt securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2015.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2015. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows:

Cost basis of investments	$1,350,066,774

Gross unrealized appreciation	87,856,309
Gross unrealized depreciation	(80,531,003)

Net unrealized appreciation (depreciation)	$7,325,306

NOTE 3 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $240.0 million and a lending agreement, (“Lending Agreement”) as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $240.0 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended July 31, 2015, the average borrowings under the Agreements were $400.0 million. For the period ended July 31, 2015, the average interest rate was 0.75%. As of July 31, 2015, the amount of total outstanding borrowings was $400.0 million ($200.0 million under the BNP Agreement and $200.0 million under the SSB Agreement), which approximates fair value. The interest rate applicable to the borrowings on July 31, 2015 was 0.85%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. The Fund has the right to call a loan and obtain the securities loaned at any time. As of July 31, 2015, the Fund used approximately $85.8 million of its cash collateral to offset the SSB Agreement representing 6.3% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.46%, which can fluctuate depending on interest rates. As of July 31, 2015, approximately $83.9 million of securities were on loan ($76.2 million of fixed income securities and $7.7 million of equity securities).

On May 22, 2015, the Fund’s board of trustees amended the Fund’s non-fundamental policy with respect to borrowings to be measured based on managed assets rather than total assets. The policy, as amended, is as follows:

As a non-fundamental policy, the Fund may not issue debt securities, borrow money or issue preferred shares in an aggregate amount exceeding 38% of the Fund’s managed assets measured at the time of issuance of the new securities.

For purposes of this non-fundamental policy, “managed assets” shall mean the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of liabilities (other than debt representing financial leverage). The policy is measured at each incurrence of the debt and is not a maintenance test.

NOTE 4 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 — FAIR VALUE MEASUREMENT

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$549,746,338	$—	$549,746,338
Convertible Bonds	—	521,815,522	—	521,815,522
U.S. Government and Agency Security	—	541,264	—	541,264
Synthetic Convertible Securities (Corporate Bonds)	—	8,783,523	—	8,783,523
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	9,004	—	9,004
Synthetic Convertible Securities (Purchased Options)	1,552,572	—	—	1,552,572
Convertible Preferred Stocks	174,531,173	41,359,107	—	215,890,280
Common Stocks U.S.	23,048,026	—	—	23,048,026
Short Term Investment	36,005,551	—	—	36,005,551

Total	$235,137,322	$1,122,254,758	$—	$1,357,392,080

Liabilities:
Interest Rate Swaps	$—	$467,446	$—	$467,446

Total	$—	$467,446	$—	$467,446

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 21, 2015

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 21, 2015